PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	¥ 1,873,446	¥ 1,811,319
Prepaid expenses	50,373	50,361
Total current assets	2,454,028	2,210,313
Other non-current assets	211,785	98,725
Total assets	13,144,567	8,203,866
Current liabilities
Accounts payable	1,110,411	513,543
Accrued expenses and other payables	368,624	207,950
Total current liabilities	2,423,071	1,479,221
Convertible bonds payable		1,040,550
Other long-term liabilities	358,898	111,706
Total liabilities	8,669,055	5,217,392
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 760,009,043 and 941,269,679 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	320	260
Additional paid-in capital	5,861,445	4,036,959
Accumulated other comprehensive loss	(200,688)	(192,080)
Accumulated deficit	(1,185,565)	(858,665)
Total shareholders' equity	4,475,512	2,986,474	¥ (340,505)	¥ (16,565)
Commitments and contingencies
Total liabilities and shareholders' equity	13,144,567	8,203,866
Parent Company
Current assets
Cash	999,194	1,030,627
Prepaid expenses	6,295	1,011
Total current assets	1,005,489	1,031,638
Investment and loans to subsidiaries	3,477,331	3,054,835
Other non-current assets	14,936	15,856
Total assets	4,497,756	4,102,329
Current liabilities
Accounts payable	3,597
Accrued expenses and other payables	9,973	23,266
Due to subsidiaries	843	927
Total current liabilities	14,413	24,193
Convertible bonds payable		1,040,550
Other long-term liabilities	7,831	51,112
Total liabilities	22,244	1,115,855
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 760,009,043 and 941,269,679 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	320	260
Additional paid-in capital	5,861,445	4,036,959
Accumulated other comprehensive loss	(200,688)	(192,080)
Accumulated deficit	(1,185,565)	(858,665)
Total shareholders' equity	4,475,512	2,986,474
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 4,497,756	¥ 4,102,329